Share-Based Compensation - Summary of Company's Employee Share Option Activity (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 CNY (¥)
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Outstanding, Beginning balance | shares	4,868,237	4,868,237
Number of options, Granted | shares	0	0
Number of options, Exercised | shares	(2,228,172)	(2,228,172)
Number of options, Forfeited | shares	(45,000)	(45,000)
Number of options, Outstanding, Ending balance | shares	2,595,065	2,595,065	4,868,237	4,868,237
Number of options, Vested and expected to vest, Ending balance | shares		2,579,525
Number of options, Exercisable, Ending balance | shares		1,669,765
Weighted average exercise price, Outstanding, Beginning balance		$ 2.20
Weighted average exercise price, Granted		0
Weighted average exercise price, Exercised		2.20
Weighted average exercise price, Forfeited		2.20
Weighted average exercise price, Outstanding, Ending balance		2.20		$ 2.20
Weighted average exercise price, Vested or expected to vest		2.20
Weighted average exercise price, Exercisable		2.20
Weighted average grant date fair value, Outstanding, Beginning balance		3.77
Weighted average grant date fair value, Outstanding, Ending balance		5.00		$ 3.77
Weighted average grant date fair value, Vested or expected to vest		4.95
Weighted average grant date fair value, Exercisable		$ 3.55
Weighted average remaining contractual term	6 years 2 months 16 days	6 years 2 months 16 days	6 years 10 months 21 days	6 years 10 months 21 days
Weighted average remaining contractual term, Vested or expected to vest	6 years 2 months 12 days	6 years 2 months 12 days
Weighted average remaining contractual term, Exercisable	5 years 10 months 2 days	5 years 10 months 2 days
Aggregate intrinsic value of share options, Outstanding, Beginning balance | $		$ 166,299
Exercised	¥ 623,605	96,268	¥ 693,878		¥ 0
Aggregate intrinsic value of share options, Outstanding, Ending balance | $		84,911		$ 166,299
Aggregate intrinsic value of share options, Vested or expected to vest | $		84,402
Aggregate intrinsic value of share options, Exercisable | $		$ 54,635